Intangible Assets and Liabilities - Intangible Assets, Favorable Lease (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 60,431
Ending balance	51,352
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	211,644
Amortization	0
Ending balance	211,644
Accumutaled Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(151,213)
Amortization	(9,079)
Ending balance	(160,292)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	60,431
Amortization	(9,079)
Ending balance	$ 51,352